Depreciation and Amortisation Expense (Tables)	12 Months Ended
Jun. 30, 2024
Depreciation and Amortisation Expense [Abstract]
Schedule of Depreciation and Amortisation Expense
	Consolidated
	30 June 2024	30 June 2023
	$	$

Amortisation expenses	1,200,723	1,196,488
Depreciation on machinery	1,172	-
Depreciation expense on right-of-use assets	10,001	30,003
	1,211,896	1,226,491